LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 3.61%
321 Henderson Receivables I LLC, 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	5.03%	$15,953	$15,787
American Homes 4 Rent Trust, 2014-SFR2 A (a)	10/17/2036	3.79%	273,261	266,369
AmeriCredit Automobile Receivables Trust
Series 2020-3 A-3	06/18/2025	0.53%	555,768	550,016
Series 2021-2 A3	12/18/2026	0.34%	1,646,277	1,604,894
Asset Backed Securities Corp Home Equity Loan Trust, 2002-HE1 M1 (1 Month LIBOR USD + 1.650%) (c)	03/15/2032	6.33%	224,882	220,685
Bank of America Credit Card Trust, 2021-A1 A1	09/15/2026	0.44%	850,000	811,109
Carmax Auto Owner Trust, 2021-4 A3	09/15/2026	0.56%	2,620,000	2,487,776
Carvana Auto Receivables Trust
Series 2021-P2 A3	03/10/2026	0.49%	1,933,590	1,869,756
Series 2021-P4 A-3	01/10/2027	1.31%	3,620,000	3,431,360
Series 2022-P3 A-3	11/10/2027	4.61%	3,825,000	3,740,415
Citibank Credit Card Issuance Trust, 2018-A3 A3	05/23/2025	3.29%	1,085,000	1,082,047
DB Master Finance LLC, 2021-1A A2I (a)	11/20/2051	2.05%	2,024,375	1,779,531
Diamond Resorts Owner Trust, 2021-1A A (a)	11/21/2033	1.51%	428,161	396,653
Elara HGV Timeshare Issuer, 2021-A A (a)	08/27/2035	1.36%	1,818,212	1,633,183
Freddie Mac STACR REMIC Trust, 2021-HQA4 M1 (SOFR30A + 0.950%) (a)(c)	12/26/2041	5.51%	3,000,595	2,890,691
GM Financial Automobile Leasing Trust 2021-2, 2021-2 A4	05/20/2025	0.41%	2,182,000	2,129,352
GM Financial Consumer Automobile Receivables Trust
Series 2021-1 A3	10/16/2025	0.35%	785,638	764,523
Series 2021-3 A3	06/16/2026	0.48%	2,297,304	2,203,681
Series 2021-4 A3	09/16/2026	0.68%	1,736,000	1,646,637
Hilton Grand Vacations Trust, 2019-AA A (a)	07/25/2033	2.34%	1,032,456	971,816
Honda Auto Receivables Owner Trust, 2020-3 A3	10/18/2024	0.37%	842,407	827,397
Hyundai Auto Receivables Trust, 2020-C A3	05/15/2025	0.38%	1,061,962	1,036,843
MVW Owner Trust
Series 2018-1A A (a)	01/21/2036	3.45%	474,301	461,859
Series 2019-1A A (a)	11/20/2036	2.89%	223,396	211,526
Series 2019-2A A (a)	10/20/2038	2.22%	288,678	270,342
Series 2021-1WA A (a)	01/22/2041	1.14%	733,867	667,829
Navient Student Loan Trust, 2021-A A (a)	05/15/2069	0.84%	702,494	613,776
OneMain Financial Issuance Trust, 2018-2A A (a)	03/14/2033	3.57%	500,000	491,607
PFS Financing Corp.
Series 2020-G A (a)	02/17/2026	0.97%	900,000	865,321
Series 2021-B A (a)	08/17/2026	0.77%	1,450,000	1,354,749
Planet Fitness Master Issuer LLC, 3.25100 (a)	12/05/2051	3.25%	2,376,000	2,077,993
Santander Drive Auto Receivables Trust, 2021-4 A3	08/15/2025	0.51%	3,327	3,321
SoFi Professional Loan Program LLC
Series 2016-D A2B (a)	04/25/2033	2.34%	88,494	86,942
Series 2017-B A2FX (a)	05/25/2040	2.74%	35,599	35,219
SoFi Professional Loan Program Trust, 2021-B AFX (a)	02/15/2047	1.14%	1,654,065	1,380,874
Taco Bell Funding LLC, 2021-1A A21 (a)	08/25/2051	1.95%	2,493,438	2,166,391
Tesla Auto Lease Trust, 2021-A B (a)	03/20/2025	1.02%	1,100,000	1,066,258
Toyota Auto Loan Extended Note Trust 2020-1, A (a)	05/25/2033	1.35%	1,050,000	974,592
Toyota Lease Owner Trust, 2021-B A3 (a)	10/21/2024	0.42%	2,557,686	2,510,783
Verizon Owner Trust, 2020-A A1A	07/20/2024	1.85%	51,365	51,270
Volkswagen Auto Loan Enhanced Trust, 2021-1 A-3	06/22/2026	1.02%	2,790,000	2,666,976
TOTAL ASSET BACKED SECURITIES (Cost $53,171,379)				50,318,149

COMMODITY POOL: 13.03%			Shares
Galaxy Commmodity Polaris Fund (h)			N/A	181,489,096
TOTAL COMMODITY POOL (Cost $233,292,410)				181,489,096
			Principal
CORPORATE BONDS: 8.08%			Amount
Aerospace & Defense: 0.18%
Boeing Co.	02/04/2026	2.20%	2,125,000	1,972,191
Raytheon Technologies Corp.	02/27/2026	5.00%	510,000	517,407
				2,489,598
Agriculture: 0.06%
Philip Morris International, Inc.	02/15/2028	4.88%	835,000	842,024

Auto Manufacturers: 0.23%
General Motors Financial Co, Inc.	02/26/2027	2.35%	390,000	348,832
General Motors Financial Co., Inc.	06/20/2025	2.75%	820,000	776,033
Mercedes-Benz Finance North America LLC (a)	03/01/2024	0.75%	460,000	441,595
Volkswagen Group of America Finance LLC (a)	11/22/2023	0.88%	855,000	831,488
Volkswagen Group of America Finance LLC (a)	11/24/2025	1.25%	850,000	772,808
				3,170,756
Banks: 3.41%
Banco Santander SA (b)	03/24/2025	3.50%	675,000	648,877
Banco Santander SA (b)	05/28/2025	2.75%	465,000	438,290
Bank of America Corp. (SOFR + 1.150%) (c)	06/19/2026	1.32%	3,630,000	3,319,021
Bank of America Corp. (SOFR + 1.010%) (c)	10/24/2026	1.20%	2,415,000	2,166,660
Bank of America Corp. (SOFR + 1.580%) (c)	04/27/2028	4.38%	1,765,000	1,709,447
Barclays PLC (1 Year CMT Rate + 0.800%) (b)	12/10/2024	1.01%	1,385,000	1,334,350
Canadian Imperial Bank (b)	04/07/2027	3.45%	975,000	921,054
Citigroup, Inc. (SOFR + 1.372%) (c)	05/24/2025	4.14%	2,100,000	2,061,922
Citigroup, Inc. (SOFR + 0.528%) (c)	11/03/2025	1.28%	1,375,000	1,283,816
Citigroup, Inc. (SOFR + 0.765%) (c)	01/28/2027	1.12%	1,185,000	1,055,522
Citigroup, Inc. (SOFR + 1.887%) (c)	05/24/2028	4.66%	640,000	631,155
Credit Suisse AG (b)	05/05/2023	1.00%	1,100,000	1,089,000
Credit Suisse AG (b)	08/09/2023	0.52%	1,490,000	1,447,163
Credit Suisse AG (b)	07/09/2027	5.00%	850,000	818,125
Deutsche Bank NY (b)	05/28/2024	0.90%	655,000	614,678
Federation des Caisses Desjardins du Quebec (a)(b)	03/14/2028	5.70%	775,000	792,180
Goldman Sachs Group, Inc. (3 Month LIBOR USD + 1.201%) (c)	09/29/2025	3.27%	3,400,000	3,297,126
Goldman Sachs Group, Inc. (SOFR + 0.789%)	12/09/2026	1.09%	2,620,000	2,344,674
HSBC Holdings PLC (SOFR + 1.929%) (b)(c)	06/04/2026	2.10%	1,205,000	1,105,624
ING Groep NV (b)	04/09/2024	3.55%	1,175,000	1,149,902
ING Groep NV (SOFR + 1.640%) (b)(c)	03/28/2026	3.87%	1,130,000	1,092,086
JP Morgan Chase & Co. (SOFR + 0.800%) (c)	11/19/2026	1.05%	4,520,000	4,030,622
JP Morgan Chase & Co. (TSFR3M + 0.695%) (c)	02/04/2027	1.04%	1,605,000	1,431,538
Mitsubishi UFJ Financial Group, Inc. (b)	02/25/2025	2.19%	1,165,000	1,097,003
Morgan Stanley (SOFR + 0.525%) (c)	05/30/2025	0.79%	425,000	402,167
Morgan Stanley (SOFR + 1.152%) (c)	07/22/2025	2.72%	1,525,000	1,470,753
Morgan Stanley (SOFR + 0.858%) (c)	07/20/2027	1.51%	2,620,000	2,326,288
NatWest Markets PLC (a)(b)	08/12/2024	0.80%	850,000	795,078
Royal Bank of Canada (b)	07/26/2024	3.97%	1,095,000	1,079,831
Svenska Handelsbanken AB (a)(b)	06/11/2024	0.55%	420,000	397,407
Toronto-Dominion Bank (b)	06/06/2025	3.77%	1,065,000	1,036,332
Toronto-Dominion Bank (b)	09/10/2026	1.25%	1,305,000	1,153,006
UBS AG/London (a)(b)	06/01/2023	0.38%	770,000	763,980
UBS AG/London (a)(b)	08/09/2024	0.70%	1,120,000	1,046,083
UBS Group AG (1 Year CMT Rate + 0.830%) (a)(b)(c)	07/30/2024	1.01%	525,000	514,428
UBS Group AG (1 Year CMT Rate + 1.550%) (a)(b)(c)	05/12/2026	4.49%	650,000	626,538
				47,491,726
Building Materials: 0.04%
Trane Technologies Luxembourg Finance SA (b)	03/21/2026	3.50%	600,000	581,784

Chemicals: 0.06%
Nutrien Ltd. (b)	11/07/2025	5.95%	800,000	818,836

Cosmetics & Personal Care: 0.21%
Colgate-Palmolive Co.	03/02/2026	4.80%	1,385,000	1,415,431
Haleon US Capital LLC	03/24/2027	3.38%	1,565,000	1,482,720
				2,898,151
Diversified Financial Services: 0.60%
AerCap Ireland Capital/Global Aviation Trust (b)	10/29/2024	1.65%	3,345,000	3,124,310
AerCap Ireland Capital/Global Aviation Trust (b)	01/30/2026	1.75%	860,000	769,553
Air Lease Corp.	12/15/2027	5.85%	1,110,000	1,114,998
Capital One Financial Corp. (SOFR + 1.370%) (c)	05/09/2025	4.17%	1,115,000	1,079,779
Charles Schwab Corp.	03/03/2027	2.45%	890,000	796,575
Dragon 2012 LLC	03/12/2024	1.97%	2,369	2,327
MSN 41079 and 41084 Ltd. (b)	07/13/2024	1.72%	3,436	3,339
OMERS Finance Trust (a)(b)	05/02/2024	2.50%	920,000	897,903
Phoenix 2012 LLC	07/03/2024	1.61%	3,411	3,322
Private Export Funding Corp.	06/15/2025	3.25%	510,000	497,037
Tagua Leasing LLC (c)	11/16/2024	1.58%	3,970	3,854
				8,292,997
Electric: 0.28%
Eversource Energy	08/15/2025	0.80%	195,000	177,205
Florida Power & Light Co.	04/01/2028	5.05%	620,000	640,056
NSTAR Electric Co.	05/15/2027	3.20%	1,455,000	1,378,442
Southern California Edison Co.	04/01/2024	1.10%	1,515,000	1,441,808
Southern California Edison Co.	02/01/2026	1.20%	305,000	274,302
				3,911,813
Entertainment: 0.20%
Warnermedia Holdings, Inc. (a)	03/15/2027	3.76%	2,940,000	2,754,039

Food: 0.22%
Conagra Brands, Inc.	08/11/2023	0.50%	620,000	609,405
General Mills, Inc.	11/18/2025	5.24%	490,000	491,389
Nestle Holdings, Inc. (a)	03/13/2026	5.25%	1,100,000	1,127,860
SYSCO Corp.	07/15/2027	3.25%	905,000	856,775
				3,085,429
Healthcare - Products: 0.35%
Baxter International, Inc.	11/29/2024	1.32%	2,695,000	2,535,115
PerkinElmer, Inc.	09/15/2024	0.85%	2,555,000	2,397,900
				4,933,015
Healthcare - Services: 0.04%
HCA, Inc. (a)	03/15/2027	3.13%	595,000	552,468

Household Products & Wares: 0.06%
CLOROX CO DEL	10/01/2027	3.10%	850,000	801,356

Insurance: 0.50%
Equitable Financial Life Global (a)	07/07/2025	1.40%	1,090,000	1,007,494
Metropolitan Life Global Funding I (a)	06/07/2024	0.55%	1,460,000	1,389,151
Metropolitan Life Global Funding I (a)	07/02/2025	0.95%	945,000	869,528
Principal Life Global Funding II (a)	04/12/2024	0.75%	1,295,000	1,237,863
Principal Life Global Funding II (a)	01/12/2026	0.88%	1,090,000	971,567
Protective Life Global Funding (a)	07/05/2024	0.78%	1,650,000	1,562,470
				7,038,073
Media: 0.17%
Charter Communications Operating LLC / Charter Communications Operating Capital	07/23/2025	4.91%	1,595,000	1,578,085
Comcast Corp.	03/01/2026	3.15%	850,000	823,627
				2,401,712
Oil & Gas: 0.04%
Pioneer Natural Resources Co.	03/29/2026	5.10%	490,000	491,630

Packaging & Containers: 0.11%
Amcor Finance, Inc.	04/28/2026	3.63%	1,535,000	1,476,499

Pharmaceuticals: 0.14%
AbbVie, Inc.	05/14/2026	3.20%	525,000	506,523
CVS HEALTH Corp.	06/01/2026	2.88%	1,460,000	1,386,217
				1,892,740
Pipelines: 0.18%
Enbridge, Inc. (b)	02/14/2025	2.50%	640,000	612,693
Enterprise Products Operating LLC	01/10/2026	5.05%	760,000	768,120
MPLX LP	03/01/2026	1.75%	1,225,000	1,117,058
				2,497,871
Real Estate Investment Trusts: 0.29%
Brixmor Operating Partnership LP	06/15/2026	4.13%	810,000	767,401
Realty Income Corp.	01/13/2026	5.05%	1,385,000	1,378,968
SITE Centers Corp.	02/01/2025	3.63%	525,000	496,480
SITE Centers Corp.	06/01/2027	4.70%	1,505,000	1,419,777
				4,062,626
Retail: 0.07%
Lowe’s Cos, Inc.	09/08/2025	4.40%	925,000	919,879

Software: 0.12%
Oracle Corp.	03/25/2028	2.30%	810,000	723,529
VMware, Inc.	08/15/2024	1.00%	1,070,000	1,009,372
				1,732,901
Telecommunications: 0.53%
AT&T, Inc.	06/01/2027	2.30%	1,225,000	1,122,781
NBN Co. Ltd. (a)(b)	10/08/2024	0.88%	950,000	890,711
T-Mobile USA, Inc.	02/15/2026	2.25%	2,170,000	2,018,504
Verizon Communications, Inc.	11/20/2025	0.85%	2,080,000	1,891,889
Verizon Communications, Inc.	03/20/2026	1.45%	1,535,000	1,411,234
				7,335,119
TOTAL CORPORATE BONDS (Cost $116,602,474)				112,473,042

MORTGAGE BACKED SECURITIES: 6.41%
ACRE Commercial Mortgage Trust, 2021-FL4 A (1 Month LIBOR USD + 0.830%) (a)(b)(c)	12/18/2037	5.59%	270,158	265,445
Alen Mortgage Trust, 2021-ACEN A (1 Month LIBOR USD + 1.150%) (a)(c)	04/17/2034	5.83%	1,250,000	1,103,862
Angel Oak Mortgage Trust
Series 2020-1 M1 (a)(d)	12/25/2059	3.16%	877,000	754,751
Series 2020-5 A3 (a)(d)	05/25/2065	2.04%	51,340	46,623
BAMLL Commercial Mortgage Securities Trust 2022-DKLX, 2022-DKLX A (TSFR1M + 1.150%) (a)(c)	01/18/2039	5.98%	3,750,000	3,601,382
BHP Trust, 2019-BXHP A (1 Month LIBOR USD + 0.975%) (a)(c)	08/15/2036	5.66%	1,538,762	1,476,642
BSREP Commercial Mortgage Trust, 2021-DC A (1 Month LIBOR USD + 0.950%) (a)(c)	08/16/2038	5.64%	2,000,000	1,846,597
BX Commercial Mortgage Trust
Series 2021-XL2 B (1 Month LIBOR USD + 0.998%) (a)(c)	10/15/2038	5.68%	3,243,503	3,072,706
Series 2021-CIP A (1 Month LIBOR USD + 0.921%) (a)(c)	12/15/2038	5.61%	2,950,000	2,842,754
Citigroup Commercial Mortgage Trust, 2021-PRM2 A (1 Month LIBOR USD + 0.950%) (a)(c)	10/15/2038	5.64%	3,750,000	3,599,544
Comm Mortgage Trust
Series 2015-3BP A (a)	02/12/2035	3.18%	1,030,000	960,820
Series 2013-CR9 A4 (d)	07/12/2045	4.49%	275,084	274,254
Series 2014-UBS2 A5	03/10/2047	3.96%	1,150,000	1,128,054
Series 2014-UBS2 AM	03/12/2047	4.20%	1,150,000	1,122,041
Series 2015-CR27 AM	10/13/2048	3.98%	1,000,000	947,094
Connecticut Avenue Securities Trust
Series 2021-R01 1M2 (SOFR30A + 1.550%) (a)(c)	10/25/2041	6.11%	3,640,000	3,535,530
Series 2021-R03 1M1 (SOFR30A + 0.850%) (a)(c)	12/26/2041	5.41%	1,890,368	1,862,113
Series 2022-R04 (SOFR30A + 2.000%) (a)(c)	03/25/2042	6.56%	2,086,351	2,088,961
Series 2022-R03 1M1 (SOFR30A + 2.100%) (a)(c)	03/25/2042	6.66%	2,213,231	2,215,902
Series 2022-R06 (SOFR30A + 2.750%) (a)(c)	05/25/2042	7.31%	516,632	525,010
CSMC Trust, 2017-CALI A (a)	11/12/2032	3.43%	1,750,000	1,522,501
ELP Commercial Mortgage Trust, 2021-ELP B (1 Month LIBOR USD + 1.120%) (a)(c)	11/15/2038	5.81%	2,650,000	2,517,113
Fannie Mae Connecticut Avenue Securities
Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.450%) (c)	07/25/2030	5.30%	120,645	120,089
Series 2021-R02 2M1 (SOFR30A + 0.900%) (a)(c)	11/25/2041	5.46%	1,326,250	1,309,744
FHLMC Multifamily Structured Pass Through Certificates
Series K052 A1	01/25/2025	2.60%	169,011	164,744
Series K050 A1	01/25/2025	2.80%	1,294,726	1,267,341
Series K059 A1	09/25/2025	2.76%	609,412	590,804
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 M2 (SOFR30A + 1.650%) (a)(c)	01/25/2034	6.21%	105,716	103,743
Series 2021-DNA6 M1 (SOFR30A + 0.800%) (a)(c)	10/25/2041	5.36%	2,915,634	2,889,418
Series 2022-DNA1 M1A (SOFR30A + 1.000%) (a)(c)	01/27/2042	5.56%	2,204,460	2,160,523
Series 2022-HQA1 M1A (SOFR30A + 2.100%) (a)(c)	03/25/2042	6.66%	847,848	850,498
Series 2022-DNA3 (SOFR30A + 2.000%) (a)(c)	04/25/2042	6.56%	2,191,984	2,191,972
Series 2021-DNA6 (SOFR30A + 1.500%) (a)(c)	10/25/2041	6.06%	400,000	380,594
Freddie Mac STACR Trust, 2018-HRP2 M3AS (1 Month LIBOR USD + 1.000%) (a)(c)	02/25/2047	5.85%	1,909,208	1,895,040
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA2 (SOFR30A + 2.300%) (a)(c)	08/25/2033	6.86%	1,390,000	1,369,178
Series 2021-DNA7 M1 (SOFR30A + 0.850%) (a)(c)	11/25/2041	5.41%	3,264,221	3,214,546
Series 2022-DNA2 M1A (SOFR30A + 1.300%) (a)(c)	02/25/2042	5.86%	2,664,565	2,638,060
FRESB Multifamily Mortgage Pass Through Certificates
Series 2016-SB17 A7F (d)	05/25/2023	2.15%	110,006	109,310
Series 2017-SB32 A7F (d)	04/25/2024	2.44%	282,489	274,214
Series 2019-SB67 A5F (d)	07/25/2024	2.09%	547,361	525,609
Series 2019-SB69 A5F (d)	10/25/2024	2.25%	1,391,402	1,334,560
Series 2016-SB23 A10F (d)	09/25/2026	2.31%	514,562	485,606
GCT Commercial Mortgage Trust, 2021-GCT A (1 Month LIBOR USD + 0.800%) (a)(c)	02/15/2038	5.48%	1,400,000	1,282,486
GS Mortgage Securities Corp II, 2021-ARDN A (1 Month LIBOR USD + 1.250%) (a)(c)	11/17/2036	5.93%	3,685,000	3,556,967
GS Mortgage Securities Trust
Series 2021-ROSS A (1 Month LIBOR USD + 1.150%) (a)(c)	06/16/2036	5.84%	2,000,000	1,799,456
Series 2021-NQM1 A3 (a)(d)	07/25/2061	1.53%	930,775	783,327
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-MHC A (1 Month LIBOR USD + 0.800%) (a)(c)	04/15/2038	5.48%	1,653,569	1,603,742
Series 2013-C15 A-S	11/17/2045	4.42%	1,250,000	1,228,460
Series 2014-C23 ASB	09/17/2047	3.66%	391,282	383,586
Series 2014-C22 AS	09/17/2047	4.11%	1,350,000	1,300,984
Series 2016-JP3 A-5	08/15/2049	2.87%	1,500,000	1,375,495
MHC Commercial Mortgage Trust, 2021-MHC A (1 Month LIBOR USD + 0.801%) (a)(c)	04/15/2038	5.48%	2,000,000	1,933,714
New Residential Mortgage Loan Trust, 2016-1A A1 (a)(d)	03/25/2056	3.75%	107,130	98,076
OBX Trust, 2018-1 A2 (1 Month LIBOR USD + 0.650%) (a)(c)	06/25/2057	5.50%	223,143	207,883
PKHL Commercial Mortgage Trust, 2021-MF A (1 Month LIBOR USD + 0.880%) (a)(c)	07/15/2038	5.57%	3,250,000	3,053,391
SMR 2022-IND Mortgage Trust, 2022-IND A (TSFR1M + 1.650%) (a)(c)	02/15/2039	6.48%	3,574,089	3,410,998
SREIT Trust, 2021-MFP2 A (1 Month LIBOR USD + 0.822%) (a)(c)	11/17/2036	5.51%	3,750,000	3,599,556
UBS Commercial Mortgage Trust, 2017-C6 ASB	12/16/2050	3.50%	927,145	887,903
Verus Securitization Trust
Series 2020-1 A1 (a)(c)	01/25/2060	2.42%	167,055	157,749
Series 2020-1 A3 (a)(c)	01/25/2060	2.72%	393,742	370,576
WFRBS Commercial Mortgage Trust
Series 2013-C13 AS	05/17/2045	3.35%	185,000	184,463
Series 2013-UBS1 A4 (d)	03/16/2046	4.08%	689,551	680,559
Series 2013-C14 A5	06/15/2046	3.34%	200,000	198,919
Series 2013-C17 ASB	12/17/2046	3.56%	27,315	27,110
TOTAL MORTGAGE BACKED SECURITIES (Cost $93,506,869)				89,310,692

MUNICIPAL BONDS: 0.31%
County of King WA Sewer Revenue	07/01/2025	0.80%	320,000	295,978
Forsyth County School District	02/01/2024	0.92%	660,000	640,821
Miami Dade County Florida Aviation Refunding Taxable Series B	10/01/2023	2.37%	650,000	641,675
Nebraska Public Power District	01/01/2024	2.22%	675,000	661,957
State of Hawaii	08/01/2025	1.03%	1,955,000	1,810,143
Water Works Board of the City of Birmingham	01/01/2024	2.20%	270,000	264,698
TOTAL MUNICIPAL BONDS (Cost $4,530,346)				4,315,272

U.S. GOVERNMENT AGENCY ISSUES: 5.08%
Federal Farm Credit Banks Funding Corp.	03/10/2025	5.00%	8,280,000	8,383,886
Federal Farm Credit Banks	06/26/2023	1.77%	2,450,000	2,431,585
Federal Home Loan Banks	06/09/2023	3.25%	2,345,000	2,338,722
Federal Home Loan Banks	08/28/2023	0.13%	7,000,000	6,865,018
Federal Home Loan Banks	09/08/2023	3.38%	2,235,000	2,220,950
Federal Home Loan Banks	12/08/2023	3.38%	2,325,000	2,301,715
Federal Home Loan Banks	02/27/2024	4.42%	10,750,000	10,310,635
Federal Home Loan Banks	12/20/2024	1.00%	5,835,000	5,514,872
Federal Home Loan Banks	04/14/2025	0.50%	3,950,000	3,672,187
Federal Home Loan Banks	02/25/2028	1.10%	6,475,000	5,548,505
Federal Home Loan Mortgage Corp.	05/19/2023	0.25%	2,730,000	2,713,832
Federal Home Loan Mortgage Corp.	06/26/2023	0.25%	3,000,000	2,969,815
Federal Home Loan Mortgage Corp.	09/08/2023	0.25%	885,000	867,459
Federal Home Loan Mortgage Corp.	11/06/2023	0.25%	4,000,000	3,891,411
Federal National Mortgage Association	07/02/2024	1.75%	6,000,000	5,786,941
Federal National Mortgage Association	12/18/2026	0.88%	5,505,000	4,900,400
Small Business Administration Participation Certificates	11/01/2032	2.09%	5,303	4,873
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $71,736,439)				70,722,806

U.S. Government Notes: 14.58%
United States Treasury Note	02/28/2025	4.63%	16,615,000	16,768,169
United States Treasury Note	04/15/2025	2.63%	20,665,000	20,073,303
United States Treasury Note	05/31/2025	0.25%	54,230,000	50,012,346
United States Treasury Note	06/15/2025	2.88%	11,630,000	11,349,699
United States Treasury Note	07/15/2025	3.00%	38,940,000	38,080,582
United States Treasury Note	09/15/2025	3.50%	33,605,000	33,261,074
United States Treasury Note	11/30/2027	3.88%	16,505,000	16,661,024
United States Treasury Note	01/31/2028	3.50%	16,920,000	16,816,894
TOTAL U.S. GOVERNMENT NOTES (Cost $205,021,685)				203,023,091

SHORT TERM INVESTMENTS: 40.22%
U.S. TREASURY BILLS: 1.36%
United States Treasury Bill (c)	10/05/2023	4.55%	7,910,000	7,722,102
United States Treasury Bill (c)	11/02/2023	4.41%	11,465,000	11,161,694
TOTAL U.S. TREASURY BILL (Cost $18,907,522)				18,883,796

MONEY MARKET DEPOSIT ACCOUNT: 38.86%
U.S. Bank N.A. (e)(f)	N/A	4.73%	541,180,496	541,217,447
TOTAL MONEY MARKET FUND (Cost $541,217,447)				541,217,447
TOTAL SHORT TERM INVESTMENTS (Cost $560,124,969)				560,101,243

TOTAL INVESTMENTS (Cost $1,337,986,571): 91.32%				1,271,753,391
Other Assets in Excess of Liabilities: 8.68% (g)				120,886,469
TOTAL NET ASSETS: 100.00%				$1,392,639,860

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2023, the value of these securities total $118,132,223 which represents 8.48% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2023.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2023.
(e)	A portion of this deposit account is held by LCLSCS Fund Limited and pledged as collateral for derivative contracts. At March 31, 2023, the value of this collateral totals $36,951.
(f)
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of March 31, 2023.

(g)	Includes assets pledged as collateral for derivative contracts. At March 31, 2023, the value of these assets totals $10,164,274.
(h)
Investment valued using net asset value per share as practical expedient. Galaxy Commodity - Polaris Fund, LLC’s (“Galaxy”) investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the “Platform”). The Platform identifies sub-managers that, in its judgment, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed-income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade in a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in certain limited circumstances.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TSFR1M	1 Month Average Secured Overnight Financing Rate

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
March 31, 2023 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Unrealized Appreciation	Counterparty

12/17/2027	LoCorr Commodities Index#	0.50%	Quarterly	$475,445,098	$94,238,296	Deutsche Bank AG

#			Comprised of a proprietary basket of Commodity Trading Advisor’s ‘‘CTA’’) Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments.

The underlying components of the basket as of March 31, 2023 are shown below:#
			Number of Contracts			Concentration %
Description	Expiration Date		Purchased (Sold)		Notional Amount	of Exposure
Futures Contracts:
Purchase Contracts:(1)
Soybean	May-23		1,638		$121,921,692	7.31%
WTI Crude	Apr-23		1,579		117,689,730	7.06%
Natural Gas	Aug-23		3,826		103,888,792	6.23%
Brent Crude (ICE)	Apr-23		595		46,807,303	2.81%
WTI Crude	Sep-23		586		36,965,758	2.22%
Brent Crude	Nov-23		468		33,996,447	2.04%
Copper (COMEX)	Jul-23		282		28,834,026	1.73%
Natural Gas	Apr-23		1,282		28,029,690	1.68%
Natural Gas	Jan-24		744		28,015,320	1.68%
Natural Gas	Jul-23		933		25,645,636	1.54%
Corn	May-23		736		24,077,218	1.44%
Gasoline RBOB	May-23		160		17,371,839	1.04%
Endex Dutch TTF Gas Future	Dec-23		295		14,321,137	0.86%
Brent Crude (ICE)	Aug-23		166		12,877,669	0.77%
Corn	Sep-23		332		9,621,632	0.58%
Copper	Dec-23		294		9,597,818	0.58%
Feeder Cattle	Apr-23		93		9,319,428	0.56%
Lean Hogs	Apr-23		293		8,872,418	0.53%
Cocoa	Jul-23		304		8,804,608	0.53%
Platinum	Jul-23		175		8,761,484	0.53%
Sugar No.11	Jun-23		334		8,066,357	0.48%
Hard Red Wheat	Jul-23		170		7,381,070	0.44%
Soybean Meal	Jul-23		150		6,800,529	0.41%
Live Cattle	Aug-23		105		6,775,523	0.41%
Gasoline RBOB	Jun-23		61		6,459,281	0.39%
Heating Oil	Jun-23		57		6,008,170	0.36%
WTI Crude	May-23		51		5,410,415	0.32%
WTI Crude	May-23		154		5,353,436	0.32%
Total Purchase Contracts					747,674,426	44.85%

Sale Contracts:(1)
Natural Gas	Jun-23		(6,079)		$163,871,558	9.83%
WTI Crude	May-23		(2,002)		149,454,343	8.96%
Soybean	Jul-23		(1,578)		115,077,410	6.90%
Coffee	Jul-23		(578)		36,777,564	2.21%
Brent Crude (ICE)	May-23		(410)		32,194,824	1.93%
WTI Crude	May-23		(937)		31,220,848	1.87%
Natural Gas	Dec-23		(744)		28,807,680	1.73%
Wheat	Jul-23		(615)		21,700,360	1.30%
Brent Crude (ICE)	Jun-23		(234)		18,327,693	1.10%
Lean Hogs	Jun-23		(480)		17,682,233	1.06%
Copper	Jun-23		(236)		17,624,016	1.06%
Copper (COMEX)	May-23		(141)		14,360,321	0.86%
Corn	Jul-23		(413)		13,058,064	0.78%
Aluminum	Jun-23		(215)		12,731,636	0.76%
Feeder Cattle	May-23		(93)		9,539,869	0.57%
Gold	Aug-23		(43)		8,632,272	0.52%
Endex Dutch TTF Gas Future	Nov-23		(164)		7,896,609	0.47%
Live Cattle	Jun-23		(113)		7,317,202	0.44%
Cocoa	May-23		(236)		6,914,504	0.41%
WTI Crude	Jul-23		(133)		5,899,738	0.35%
Brent Crude Monthly Future	Jul-23		(73)		5,674,121	0.34%
Gold	Mar-24		(125)		5,437,988	0.32%
Total Sale Contracts					730,200,851	43.77%
Other Futures Contracts					127,696,640	7.65%
Total Futures Contracts					1,605,571,918	96.27%

Forward Currency Contracts:
Sales Contracts:(1)			Delivered (in USD)		Received (in USD)
USD/EUR	03/31/2023	U.S. Dollar	$(7,171,587)	Euro	$7,171,587	0.43%
Total Forward Currency Contracts Sold					7,171,587	0.43%
Total Forward Currency Contracts					7,171,587	0.43%

Cash and Foreign Currency:
Total Cash and Foreign Currency					54,963,545	3.30%
Total Underlying Positions					$1,667,707,050	100.00%

#
The investment is not a direct holding of LoCorr Long/Short Commodities Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.

NOTES

Investment Valuation
Fair Value Measurement Summary
March 31, 2023 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Opportunity Fund and the LoCorr Spectrum Income Fund (individually a ‘‘Fund’’ and collectively the ‘‘Funds’’) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.
American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC and Galaxy Plus Fund - CoreCommodity Feeder Fund (558) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and swap contracts as of March 31, 2023:

Security Classification	Level 1	Level 2	Level 3	NAV as Practical Expedient	Total
Investments
Asset Backed Securities	$-	$50,318,149	$-	$-	$50,318,149
Commodity Pool	-	-	-	181,489,096	181,489,096
Corporate Bonds	-	112,473,042	-	-	112,473,042
Mortgage Backed Securities	-	89,310,692	-	-	89,310,692
Municipal Bonds	-	4,315,272	-	-	4,315,272
U.S. Government Agency Issues	-	70,722,806	-	-	70,722,806
U.S. Government Notes	-	203,023,091	-	-	203,023,091
Short Term Investments	541,217,447	18,883,796	-	-	560,101,243
Total Investments	$541,217,447	$549,046,848	$-	$181,489,096	$1,271,753,391

Swap Contracts*
Long Total Return Swap Contracts	$-	$94,238,296	$-	$-	$94,238,296
Total Swap Contracts	$-	$94,238,296	$-	$-	$94,238,296

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s investment in swap contracts represents the net unrealized appreciation at March 31, 2023.

The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.